As filed with the Securities and Exchange Commission on January 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2014 (Unaudited)
	Principal
	Amount/Shares	Value
MUNICIPAL BONDS - 94.61%
Alabama - 5.54%
Alabama Agricultural & Mechanical University Revenue Bonds
4.00%, 11/1/2020 (Callable 5/1/2017) (AMBAC Insured)	$300,000	$310,104
4.25%, 11/1/2025 (Callable 5/1/2017) (AMBAC Insured)	20,000	20,676
County of Jefferson AL Revenue Bonds
5.25%, 1/1/2015	175,000	177,798
5.25%, 1/1/2016 (Callable 2/23/2015)	90,000	91,439
5.25%, 1/1/2019 (Callable 2/23/2015)	500,000	508,000
5.25%, 1/1/2020 (Callable 2/23/2015)	300,000	304,797
5.50%, 1/1/2021 (Callable 2/23/2015) (AGM Insured)	275,000	277,607
5.50%, 1/1/2022 (Callable 2/23/2015)	145,000	147,320
5.25%, 1/1/2023 (Callable 2/23/2015)	100,000	101,599
5.25%, 1/1/2023 (Callable 2/23/2015) (AGM Insured)	100,000	100,948
4.75%, 1/1/2025 (Callable 2/23/2015) (AMBAC Insured)	655,000	659,369
4.75%, 1/1/2025 (Callable 2/23/2015) (AGM Insured)	800,000	800,144
4.75%, 1/1/2025 (Callable 2/23/2015)	465,000	464,972
		3,964,773
Arizona - 1.96%
Industrial Development Authority of the County of Pima Revenue Bonds
4.50%, 6/1/2030 (Callable 6/1/2022)	250,000	266,015
Salt Verde Financial Corp. Revenue Bonds
5.00%, 12/1/2037	1,000,000	1,136,410
		1,402,425
California - 6.67%
California Pollution Control Financing Authority Revenue Bonds
5.00%, 7/1/2037 (Callable 7/1/2017)	1,000,000	1,032,650
Ceres Redevelopment Agency Tax Allocation
4.00%, 11/1/2031 (Callable 11/1/2016) (AMBAC Insured)	500,000	501,080
Contra Costa County Public Financing Authority Tax Allocation
5.00%, 8/1/2037 (Callable 8/1/2017) (NATL Insured)	250,000	252,775
Hercules Redevelopment Agency Tax Allocation
5.00%, 8/1/2025 (Callable 2/1/2018) (AMBAC Insured)	200,000	202,962
Lancaster Financing Authority Tax Allocation
4.50%, 2/1/2031 (Callable 2/1/2016)	125,000	113,090
5.00%, 2/1/2037 (Callable 2/1/2016)	160,000	150,985
Placer County Community Facilities District Special Tax
5.00%, 9/1/2026 (Callable 9/1/2021)	500,000	513,490
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,000,000	1,040,560
Soledad Redevelopment Agency Tax Allocation
5.00%, 12/1/2032 (Callable 12/1/2017) (XLCA Insured)	600,000	489,930
Stockton Public Financing Authority Revenue Bonds
5.25%, 9/1/2037 (Callable 9/1/2016) (RADIAN Insured)	215,000	203,257
City of Vernon CA Electric System Revenue Bonds
5.50%, 8/1/2041 (Callable 8/1/2022)	250,000	276,955
		4,777,734
Colorado - 2.99%
Denver Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2035 (Callable 11/1/2016) (XLCA Insured)	750,000	765,443
Public Authority for Colorado Energy Revenue Bonds
6.50%, 11/15/2038	1,000,000	1,373,350
		2,138,793
District of Columbia - 1.47%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
5.00%, 10/1/2053 (Callable 4/1/2022)	1,000,000	1,053,180

Florida - 17.17%
Capital Trust Agency Inc. Revenue Bonds
5.00%, 11/1/2047 (Callable 11/1/2022)	1,000,000	1,023,570
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,104,259
Town of Davie FL Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	578,640
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	641,826
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	537,375
Florida Governmental Utility Authority Revenue Bonds
4.625%, 7/1/2035 (Callable 7/1/2015) (AMBAC Insured)	480,000	480,974
Halifax Hospital Medical Center Revenue Bonds
5.00%, 6/1/2038 (Callable 6/1/2016)	500,000	501,925
Lee County Industrial Development Authority Revenue Bonds
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,061,510
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	369,149
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	849,128
Pinellas County Educational Facilities Authority Revenue Bonds
5.25%, 10/1/2029 (Callable 10/1/2016) (ACA Insured)	500,000	507,005
6.00%, 10/1/2041 (Callable 10/1/2021)	340,000	381,334
Talis Park Community Development District Special Assessment
5.25%, 5/1/2016	900,000	906,237
5.55%, 5/1/2036 (Callable 5/1/2015)	1,535,000	1,549,766
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 5/1/2017)	880,000	893,904
Winter Garden Village at Fowler Groves Community Development District Special Assessment
5.65%, 5/1/2037 (Callable 5/1/2016)	890,000	904,658
		12,291,260
Guam - 1.53%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	551,155
Guam Power Authority Revenue Bonds
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	545,575
		1,096,730
Hawaii - 0.35%
Kuakini Health System Revenue Bonds
6.375%, 7/1/2032 (Callable 2/23/2015)	250,000	250,423

Illinois - 8.33%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,062,920
5.00%, 12/1/2042 (Callable 12/1/2022)	500,000	503,600
City of Chicago IL Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,092,250
City of Chicago IL General Obligation Bonds
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	527,695
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	347,830
State of Illinois General Obligation Bonds
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	534,020
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,047,850
Village of Lombard IL Revenue Bonds
4.00%, 7/1/2019	170,000	157,974
St. Clair County School District No. 189 East St. Louis General Obligation Bonds
4.95%, 1/1/2017 (Callable 2/23/2015) (NATL Insured)	685,000	686,733
		5,960,872
Iowa - 1.44%
Iowa Finance Authority Revenue Bonds
4.75%, 8/1/2042 (Callable 8/1/2022)	1,000,000	1,033,670

Louisiana - 1.54%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.30%, 7/1/2030 (AMBAC Insured)	225,000	258,766
Louisiana Public Facilities Authority Revenue Bonds
5.00%, 7/1/2017 (Callable 7/1/2016) (CIFG Insured)	100,000	103,151
5.00%, 7/1/2030 (Callable 7/1/2016) (CIFG Insured)	425,000	428,897
4.50%, 7/1/2038 (Callable 7/1/2016) (CIFG Insured)	335,000	314,592
		1,105,406
Maryland - 0.83%
City of Baltimore MD Revenue Bonds
5.25%, 9/1/2023 (Callable 9/1/2016) (XLCA Insured)	205,000	217,087
5.25%, 9/1/2025 (Callable 9/1/2016) (XLCA Insured)	50,000	52,296
5.25%, 9/1/2026 (Callable 9/1/2016) (XLCA Insured)	50,000	52,069
5.00%, 9/1/2032 (Callable 9/1/2016) (XLCA Insured)	55,000	56,996
5.25%, 9/1/2039 (Callable 9/1/2016) (XLCA Insured)	205,000	212,950
		591,398
Massachusetts - 0.71%
Massachusetts Development Finance Agency Revenue Bonds
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	511,570

Michigan - 6.33%
City of Detroit MI General Obligation Bonds
5.00%, 4/1/2020 (NATL Insured)	145,000	144,994
5.25%, 4/1/2023 (Callable 1/9/2015) (AMBAC Insured)	380,000	362,847
City of Detroit MI Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,169,500
City of Detroit MI Water Supply System Revenue Bonds
5.00%, 7/1/2034 (Callable 2/23/2015) (NATL Insured)	145,000	145,697
5.00%, 7/1/2034 (Callable 7/1/2016) (AGM Insured)	290,000	296,209
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	250,000	276,373
Michigan Finance Authority Revenue Bonds
2.85%, 8/20/2015	500,000	502,925
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,107,410
5.00%, 7/1/2044 (Callable 7/1/2024)	500,000	530,450
		4,536,405
Minnesota - 7.47%
Center City MN Hazelden Betty Ford Foundation Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	250,000	278,070
City of Cologne MN Revenue Bonds
5.00%, 7/1/2045 (Callable 7/1/2024)	1,500,000	1,535,490
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.096%, 2/1/2017 (Callable 8/1/2015) (b)(c)	450,000	157,500
3.096%, 2/1/2025 (Callable 8/1/2015) (b)(c)	9,500,000	3,325,000
3.096%, 2/1/2050 (b)(c)	15,000	5,250
3.096%, 2/1/2050 (b)(c)	30,000	10,500
3.096%, 2/1/2050 (b)(c)	20,000	7,000
3.096%, 2/1/2050 (b)(c)	20,000	7,000
3.096%, 2/1/2050 (b)(c)	65,000	22,750
3.096%, 6/1/2050 (b)(c)	10,000	3,500
		5,352,060
Nevada - 0.72%
City of Las Vegas NV Special Assessment
4.625%, 6/1/2021 (Callable 6/1/2017) (AMBAC Insured)	495,000	516,468

New Jersey - 3.25%
Atlantic City Municipal Utilities Authority Revenue Bonds
4.00%, 6/1/2015 (AMBAC Insured)	370,000	371,169
4.00%, 6/1/2016 (AMBAC Insured)	380,000	382,356
4.125%, 6/1/2024 (Callable 6/1/2017) (AMBAC Insured)	530,000	508,048
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,064,730
		2,326,303
New Mexico - 0.71%
City of Farmington NM Revenue Bonds
4.875%, 4/1/2033 (Callable 4/1/2016)	500,000	511,495

New York - 4.69%
City of Niagara Falls NY General Obligation Bonds
4.50%, 5/15/2028 (Callable 5/15/2017) (AMBAC Insured)	625,000	633,375
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2017) (AMBAC Insured)	1,000,000	1,024,130
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,000,000	1,197,640
New York State Dormitory Authority Revenue Bonds
5.125%, 7/1/2034 (Callable 2/23/2015) (AMBAC Insured)	500,000	500,855
		3,356,000
Ohio - 1.29%
County of Lorain OH Hospital Revenue Bonds
0.344%, 10/1/2030 (AMBAC Insured) (e)	1,000,000	925,733

Pennsylvania - 1.27%
City of Harrisburg PA General Obligation Bonds
0.00%, 3/15/2016 (AMBAC Insured) (d)	100,000	95,008
0.00%, 3/15/2017 (AMBAC Insured) (d)	525,000	477,146
0.00%, 9/15/2018 (AMBAC Insured) (d)	100,000	84,724
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00%, 9/15/2033 (Callable 9/15/2016) (RADIAN Insured)	250,000	251,165
		908,043
Puerto Rico - 8.08%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	697,120
2.853%, 7/1/2021 (FGIC Insured) (e)	500,000	343,220
8.00%, 7/1/2035 (Callable 7/1/2020)	1,000,000	855,139
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 2/23/2015) (NATL Insured)	310,000	308,828
5.00%, 7/1/2023 (Callable 2/23/2015) (NATL Insured)	135,000	134,066
5.00%, 7/1/2024 (Callable 7/1/2017) (AGM Insured)	375,000	379,504
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 2/23/2015) (NATL Insured)	195,000	195,098
5.50%, 7/1/2029 (AMBAC Insured)	540,000	518,535
Puerto Rico Infrastructure Financing Authority Revenue Bonds
5.50%, 7/1/2023 (AMBAC Insured)	660,000	660,865
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	822,099
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
5.50%, 8/1/2021 (Callable 8/1/2019)	500,000	448,744
6.375%, 8/1/2039 (Callable 8/1/2019)	500,000	418,165
		5,781,383
Rhode Island - 0.38%
City of Central Falls RI General Obligation Bonds
4.05%, 7/15/2025 (Callable 7/15/2017) (AMBAC Insured)	280,000	275,243

South Carolina - 0.02%
Connector 2000 Association Inc. Revenue Bonds
0.00%, 1/1/2015 (b)(d)	2,160	2,145
0.00%, 1/1/2016 (b)(d)	2,408	2,206
0.00%, 1/1/2021 (b)(d)	5,058	3,081
0.00%, 1/1/2022 (b)(d)	5,349	2,961
0.00%, 1/1/2032 (Callable 4/1/2026) (b)(d)	45,125	1,703
0.00%, 7/22/2051 (Callable 4/1/2026) (b)(d)	222,170	4,442
0.00%, 7/22/2051 (Callable 4/1/2026) (b)(d)	151,083	763
		17,301
Texas - 2.95%
Austin Convention Enterprises Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2017) (XLCA Insured)	1,560,000	1,577,098
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2041 (Callable 8/15/2022)	500,000	539,010
		2,116,108
Vermont - 1.03%
City of Burlington VT Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	750,000	734,580

Virginia - 2.03%
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	493,080
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	960,214
		1,453,294
Washington - 2.49%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	202,384
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,053,860
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	526,260
		1,782,504
Wisconsin - 1.37%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	981,150
TOTAL MUNICIPAL BONDS (Cost $65,674,888)		67,752,304

MONEY MARKET FUNDS - 3.52%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	2,518,903	2,518,903
TOTAL MONEY MARKET FUNDS (Cost $2,518,903)		2,518,903

Total Investments (Cost $68,193,791) - 98.13%		70,271,207
Other Assets in Excess of Liabilities - 1.87%		1,340,636
TOTAL NET ASSETS - 100.00%		$71,611,843

ACA -	ACA Financial Guaranty Corp.
AGC -	Assured Guaranty Corp.
AGM -	Assured Guaranty Municipal Corp.
AMBAC -	Ambac Assurance Corp.
CIFG -	CIFG Assurance North America, Inc.
FGIC -	Financial Guaranty Insurance Co.
NATL -	National Public Finance Guarantee
RADIAN -	Radian Asset Assurance Inc.
XLCA -	Syncora Guarantee Inc.
(a)	Rate shown is the 7-day annualized yield at November 30, 2014.
(b)	Security is considered illiquid. As of November 30, 2014, the value of these investments was $3,555,801 or 4.97% of total net assets.
(c)	Security is in default.
(d)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(e)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2014.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2014 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2014, the Fund held illiquid securities with a value of $3,555,801 or 4.97% of total net assets.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Securities	$-	$67,752,304	$-	$67,752,304
Total Fixed Income	-	67,752,304	-	67,752,304
Short-Term Investments	2,518,903	-	-	2,518,903
Total Investments	$2,518,903	$67,752,304	$-	$70,271,207

Refer to the Fund’s Schedule of Investments for additional information. Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$68,193,791

Gross unrealized appreciation	$3,158,961
Gross unrealized depreciation	(1,081,546)
Net unrealized appreciation	$2,077,415

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 1/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 1/26/15

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 1/26/15

* Print the name and title of each signing officer under his or her signature.